UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	November 1, 2023 to November 30, 2023

Commission File Number of issuing entity:	333-224689-01, 333-257355-01
Central Index Key Number of issuing entity:	0001724789

Synchrony Card Issuance Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-224689, 333-257355
Central Index Key Number of depositor:	0001724786

Synchrony Card Funding, LLC
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

82-3295851 (Synchrony Card Funding, LLC) 32-649512 (Synchrony Card Issuance Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Bank
777 Long Ridge Rd
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

SynchronySeries Class A Notes	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such requirements for the past 90 days. Yes: ☒ No: ☐

PART I - Distribution Information.

Item 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibit 99.1.

Trust Performance

	November 2023	October 2023	September 2023	3-Month Avg
Gross Trust Yield	28.39%	28.79%	27.70%	28.29%
Gross Charge-Off Rate	5.49%	5.70%	4.73%	5.30%
Net Charge Off Rate	4.47%	4.62%	3.85%	4.31%
SynchronySeries Excess Spread Percentage	16.73%	17.90%	17.79%	17.47%
Payment Rate	23.05%	23.55%	22.83%	23.14%

Delinquency Data
1-29 Days Delinquent	2.22%	2.26%	2.46%	2.31%
30-59 Days Delinquent	0.85%	0.87%	0.87%	0.86%
60-89 Days Delinquent	0.70%	0.68%	0.63%	0.67%
90-119 Days Delinquent	0.61%	0.57%	0.57%	0.59%
120-149 Days Delinquent	0.50%	0.51%	0.49%	0.50%
150-179 Days Delinquent	0.45%	0.43%	0.44%	0.44%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$7.5	$7.5	$7.6	$7.5

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period. The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles. As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio. The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated. Each distribution period begins on the first calendar day and ends on the last calendar day of the calendar month indicated below.

	2022	2023
January	28	30
February	28	28
March	28	28
April	26	28
May	30	29
June	28	27
July	28	28
August	29	28
September	27	26
October	28	30
November	29	28
December	25	28

A.	Composition of Trust Portfolio

The following tables summarize the trust portfolio by various criteria as of October 31, 2023 for each of the program partners included in the trust portfolio, except for the “Composition by VantageScore Credit Score Range” table, which summarizes the trust portfolio based on cardholders’ statement balances for October 2023 by VantageScore credit score as most recently refreshed.

Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding.

For purposes of the tables in this section:

• Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio in the period indicated.

• Number of Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated.

Composition by Program Partner of the Trust Portfolio

Program Partner	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Sam’s Club Dual Card	$2,166,290,711	28.0%	1,290,613	20.5%
TJX Dual Card	1,575,005,399	20.3%	1,848,125	29.3%
Lowe’s Private Label Credit Card	1,144,409,537	14.8%	1,034,852	16.4%
Amazon Private Label Credit Card	920,178,588	11.9%	939,147	14.9%
PayPal Dual Card	789,503,198	10.2%	424,719	6.7%
Synchrony MasterCard	465,228,619	6.0%	217,900	3.5%
American Eagle Dual Card	339,435,124	4.4%	294,445	4.7%
JCPenney Dual Card	208,495,338	2.7%	145,872	2.3%
Dick’s Sporting Goods Dual Card	133,512,060	1.7%	108,540	1.7%
Total	$7,742,058,574	100.0%	6,304,213	100.0%

Composition by Account Balance Range of the Trust Portfolio

Account Balance Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Credit Balance	$(13,308,182)	-0.2%	110,583	1.8%
No Balance	-	0.0%	1,564,748	24.8%
$0.01-$500.00	363,124,070	4.7%	1,894,210	30.0%
$500.01-$1,000.00	516,247,604	6.7%	709,656	11.3%
$1,000.01-$2,000.00	1,111,428,168	14.4%	765,015	12.1%
$2,000.01-$3,000.00	1,048,834,185	13.5%	426,600	6.8%
$3,000.01-$4,000.00	904,418,650	11.7%	260,781	4.1%
$4,000.01-$5,000.00	774,996,305	10.0%	173,215	2.7%
$5,000.01-$6,000.00	669,589,599	8.6%	122,295	1.9%
$6,000.01-$7,000.00	541,656,349	7.0%	83,664	1.3%
$7,000.01-$8,000.00	475,678,237	6.1%	63,551	1.0%
$8,000.01-$9,000.00	359,753,568	4.6%	42,487	0.7%
$9,000.01-$10,000.00	330,814,596	4.3%	34,820	0.6%
$10,000.01-$15,000.00	543,252,743	7.0%	46,315	0.7%
$15,000.01-$20,000.00	81,751,078	1.1%	4,893	0.1%
$20,000.01 or more	33,821,606	0.4%	1,380	0.0%
Total	$7,742,058,574	100.0%	6,304,213	100.0%

Composition by Credit Limit Range of the Trust Portfolio

Credit Limit Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
$0.01-$500.00	$29,537,376	0.4%	204,437	3.2%
$500.01-$1,000.00	106,651,030	1.4%	241,341	3.8%
$1,000.01-$2,000.00	427,091,947	5.5%	651,855	10.3%
$2,000.01-$3,000.00	555,394,461	7.2%	750,570	11.9%
$3,000.01-$4,000.00	574,418,924	7.4%	648,130	10.3%
$4,000.01-$5,000.00	569,466,371	7.4%	506,258	8.0%
$5,000.01-$6,000.00	578,269,713	7.5%	431,532	6.8%
$6,000.01-$7,000.00	535,213,781	6.9%	367,334	5.8%
$7,000.01-$8,000.00	639,011,849	8.3%	410,468	6.5%
$8,000.01-$9,000.00	428,509,942	5.5%	307,304	4.9%
$9,000.01-$10,000.00	1,029,853,420	13.3%	624,142	9.9%
$10,000.01-$20,000.00	2,090,637,463	27.0%	1,109,471	17.6%
$20,000.01 or more	178,002,297	2.3%	51,371	0.8%
Total	$7,742,058,574	100.0%	6,304,213	100.0%

Composition by Account Age Range of the Trust Portfolio

Account Age Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Up to 6 Months	$-	0.0%	-	0.0%
6 Months to 12 Months	-	0.0%	-	0.0%
Over 12 Months to 24 Months	117,713,407	1.5%	141,749	2.2%
Over 24 Months to 36 Months	341,074,073	4.4%	412,001	6.5%
Over 36 Months to 48 Months	482,335,923	6.2%	542,887	8.6%
Over 48 Months to 60 Months	846,222,469	10.9%	747,623	11.9%
Over 60 Months to 72 Months	729,620,035	9.4%	596,945	9.5%
Over 72 Months to 84 Months	931,756,974	12.0%	797,168	12.6%
Over 84 Months to 96 Months	1,214,871,487	15.7%	788,152	12.5%
Over 96 Months to 108 Months	859,880,378	11.1%	621,214	9.9%
Over 108 Months to 120 Months	765,327,502	9.9%	554,368	8.8%
Over 120 Months	1,453,256,324	18.8%	1,102,106	17.5%
Total	$7,742,058,574	100.0%	6,304,213	100.0%

Except for the applicable states listed below, no state accounted for more than 5% of the number of accounts or 5% of the total receivables balances, as applicable, as of October 31, 2023 for each of the program partners included in the trust portfolio. Since the largest number of cardholders (based on billing addresses) whose accounts are designated for the trust portfolio were in the five states listed below, adverse economic conditions affecting cardholders residing in those areas could affect timely payment by the related cardholders of amounts due on the accounts and, accordingly, the rate of delinquencies and losses for the trust portfolio.

Composition by Billing Address of the Trust Portfolio

Billing Address	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Texas	$683,334,432	8.8%	488,973	7.8%
California	662,924,323	8.6%	569,318	9.0%
Florida	595,343,910	7.7%	509,646	8.1%
New York	464,832,845	6.0%	412,206	6.5%
Pennsylvania	408,039,159	5.3%	347,066	5.5%
Other	4,927,583,905	63.6%	3,977,004	63.1%
Total	$7,742,058,574	100.0%	6,304,213	100.0%

Composition by Delinquency Status of the Trust Portfolio

Delinquency Status	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Current, Credit and Zero Balance	$7,329,746,990	94.7%	6,144,011	97.5%
1 – 29 Days	175,225,106	2.3%	82,737	1.3%
30 – 59 Days	67,484,258	0.9%	24,290	0.4%
60 – 89 Days	52,904,871	0.7%	17,441	0.3%
90 – 119 Days	44,153,916	0.6%	14,039	0.2%
120 – 149 Days	39,405,255	0.5%	11,981	0.2%
150 or More Days	33,138,178	0.4%	9,714	0.2%
Total	$7,742,058,574	100.0%	6,304,213	100.0%

Composition by VantageScore Credit Score

In determining whether to grant credit to a potential account holder, the bank scores each application based on the applicant’s credit bureau report using industry (such as a VantageScore credit score or other credit scores) and proprietary credit and fraud models and bankruptcy scorecards. VantageScore credit scores or equivalent are obtained at origination of the account and are refreshed, at a minimum quarterly, to assist in predicting customer behavior. The bank may use alternative data sources to assess applicants for whom a credit score is not available.

A VantageScore credit score is a measurement derived from a proprietary credit scoring method owned by VantageScore Solutions, LLC to determine the likelihood that credit users will pay their credit obligations in accordance with the terms of their accounts. Although VantageScore Solutions, LLC discloses only limited information about the variables it uses to assess credit risk, those variables likely include, but are not limited to, debt level, credit history, payment patterns (including delinquency experience) and level of utilization of available credit. VantageScore credit scores range from 300 to 850, and a borrower with a higher score is statistically expected to be less likely to default in payment than a borrower with a lower score. VantageScore credit scores for any one individual may be determined by up to three independent credit bureaus and may vary by credit bureau.

VantageScore credit scores are based on independent, third-party information, the accuracy of which we cannot verify. VantageScore credit scores were not developed specifically for use in connection with credit card accounts, but for consumer credit products in general.

VantageScore credit scores of an individual may change over time, depending on the conduct of the individual, including the individual’s usage of his or her available credit, and changes in credit score technology used by VantageScore Solutions, LLC. Because the composition of the accounts designated for the trust may change over time, this table is not necessarily indicative of credit scores at origination of the accounts or the composition of the accounts in the trust at any specific time thereafter.

The following table reflects receivables based on cardholders’ statement balances for October 2023, and the composition of accounts by VantageScore credit score as most recently refreshed:

Composition by VantageScore Credit Score Range of the Trust Portfolio

VantageScore Credit Score Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding
Less than or equal to 599	$452,565,201	5.8%
600 to 659	1,375,594,448	17.8%
660 to 719	2,191,536,679	28.3%
720 and above	3,710,712,086	47.9%
No Score	11,650,158	0.2%
Total	$7,742,058,574	100.0%

B.	Receivables Performance

The following Cardholder Monthly Payment Rates table sets forth the highest and lowest cardholder monthly payment rates on the credit card accounts in the trust portfolio during any monthly period for the ten months ended October 31, 2023 in each case calculated as a percentage of the principal receivables outstanding as of the first day of each monthly period during the period indicated. Because the future composition and performance of the trust portfolio will change over time, the table below is not indicative of the composition or performance of the trust portfolio at any subsequent time.

Cardholder Monthly Payment Rates

Ten Months Ended October 31, 2023
Lowest Month	22.30%
Highest Month	25.23%
Monthly Average	23.82%

The Payment Status table in this section shows the average for all billing cycles in the period indicated of the payments made on the receivables that fall within each of the following categories: (1) less than minimum payment, (2) minimum payment, (3) greater than minimum payment, but less than full payment and (4) full payment or greater than full payment. For any billing cycle, the percentage of payments in each category is calculated by dividing the number of accounts with payments in that category by the total amount of all accounts that were required to make payments on the receivables.

Payment Status

Percentage of Accounts
Ten Months Ended October 31, 2023
Less than Minimum Payment	6.77%
Minimum Payment	15.67%
Greater than Minimum Payment, Less than Full Payment	35.95%
Full Payment or Greater than Full Payment	41.61%

The following tables set forth the aggregate delinquency and loss experience for cardholder payments on the credit card accounts in the trust portfolio for each of the dates or periods shown. Please note that numbers and percentages presented in the tables in this section may not sum to the totals presented due to rounding. We cannot assure you that the future delinquency and loss experience for the trust portfolio will be similar to the historical experience set forth below. For purposes of the tables in this section, Average Principal Receivables Outstanding is the average of the balance of the Principal Receivables Outstanding as of the first day of each Monthly Period in the period indicated and Average Accounts Outstanding is the average of the number of accounts as of the first day of each Monthly Period in the period indicated.

Loss Experience
(Dollars in Thousands)

Ten Months Ended October 31, 2023
Average Principal Receivables Outstanding	$7,637,193
Gross Principal Charge-Offs	$291,745
Gross Principal Charge-Offs as a Percentage of Average Principal Receivables Outstanding (Annualized)	4.58%
Less: Recoveries	$61,909
Net Principal Charge-Offs	$229,836
Net Principal Charge-Offs as a Percentage of Average Principal Receivables Outstanding (Annualized)	3.61%
Gross Charge-Off Accounts	119,307
Average Accounts Outstanding	6,625,430
Gross Charge-Off Accounts as a Percentage of Average Accounts Outstanding (Annualized)	2.16%

Total Receivables Delinquency Experience
(Dollars in Thousands)

	As of October 31, 2023
	Total Receivables	Percentage of Total Receivables Outstanding
Total Receivables Outstanding	$7,742,059
Total Receivables Delinquent:
30-59 Days	67,484	0.87%
60-89 Days	52,905	0.68%
90-119 Days	44,154	0.57%
120-149 Days	39,405	0.51%
150-179 Days	33,138	0.43%
180 or More Days	0	0.00%
Total	$237,086	3.06%

Account Delinquency Experience

	As of October 31, 2023
	Accounts	Percentage of Total Accounts Outstanding
Accounts Outstanding	6,304,213
Accounts Delinquent:
30-59 Days	24,290	0.39%
60-89 Days	17,441	0.28%
90-119 Days	14,039	0.22%
120-149 Days	11,981	0.19%
150-179 Days	9,714	0.15%
180 or More Days	0	0.00%
Total	77,465	1.23%

Balance Reductions

The accounts in the trust portfolio may have balance reductions granted for a number of reasons, including merchandise refunds, returns, and fraudulent charges. For the twelve months ended October 31, 2023, the average monthly balance reduction rate for the approved portfolio of accounts attributable to such returns and fraud was 1.90%.

Revenue Experience

The net revenues collected from finance charges, fees, interchange and recoveries related to accounts in the trust portfolio for each of the periods shown are set forth in the following table. Fees include late fees, cash advance fees and miscellaneous fees. We cannot assure you that the future revenue experience for the receivables in the trust portfolio will remain similar to the historical experience set forth below. For purposes of the table in this section, Average Principal Receivables Outstanding is the average of the balance of the Principal Receivables Outstanding as of the first day of each Monthly Period in the period indicated.

Revenue Experience
(Dollars in Thousands)

Ten Months Ended October 31, 2023
Average Principal Receivables Outstanding	$7,637,193
Collected Finance Charges, Fees, Interchange and Recoveries	$1,785,789
Collected Finance Charges Fees, Interchange and Recoveries as a Percentage of Average Principal Receivables Outstanding (Annualized)	28.06%

C.	Compliance with Underwriting Criteria

The information set forth under the headings “Review of Pool Asset Disclosure” and “Compliance with Underwriting Criteria” in the Prospectus, dated as of November 7, 2023 (and filed on November 9, 2023) (the “Prospectus”), has not materially changed. The following information supplements such previously filed information:

•	The depositor has reviewed the credit line decisions made by the Credit Solutions group that were identified by the bank’s surveillance team as specified in the Prospectus between January 1, 2018 and September 30, 2023 for credit line decisions relating to the bank’s sales platforms that were exceptions to its underwriting guidelines disclosed in the Prospectus. Some of these credit line decisions were granted at or under the designated maximum level permitted by the operating procedures, however such accounts were found to deviate from the disclosed underwriting guidelines for the sole reason that they lacked requisite manager pre-approval. The remainder of the exceptions were determined to be exceptions because the credit lines were found to be above the maximum level permitted by the operating procedures for those accounts. Based on the depositor's review, the number of credit line decisions for which exceptions were identified represents less than 0.10% of accounts for which credit was granted during such time period.

D.	Repurchase of Receivables

No assets securitized by Synchrony Card Funding, LLC (the “Securitizer”) and held by Synchrony Card Issuance Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period November 1, 2023 through November 30, 2023. The most recent Form ABS-15G filed by the Securitizer was filed on February 1, 2023. The CIK number of the Securitizer is 0001724786.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II - Other Information

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Information regarding the sale of the SynchronySeries Class A(2023-2) Notes has been previously included in a Current Report on Form 8-K, filed by the Securitizer and Synchrony Card Issuance Trust on November 20, 2023, and is incorporated herein by reference.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits

(a)	The exhibits listed below are filed as a part of this report.

Exhibit No.	Document Description

99.1	SynchronySeries Monthly Statement

(b)	See (a) above for the exhibits filed in response to Item 601 of Regulations S-K.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Synchrony Card Funding, LLC, as depositor

Dated: December 15, 2023	By:	/s/ Chris Coffey
Name: Chris Coffey
Title: Vice President